UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

NT Equity Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall, President and Principal Executive Officer

NT Equity Long/Short Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND	DECEMBER 31, 2011 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 94.9%
Asia Long/Short Equity – 10.2%
(Cost $4,600,000)
Asian Century Quest Fund	$4,450,000
Emerging Markets – 6.8%
(Cost $3,000,000)
Discovery Global Opportunity Partners, L.P.	2,953,000
Long/Short Equity – 44.7%
(Cost $19,200,000)
Alysheba Qp Fund, L.P.	3,014,000
Amici Qualified, L.P.	2,756,000
Broadway Gate Onshore, L.P.	3,142,000
Dorsal Capital Partners	3,610,000
Lakewood Capital Partners, L.P.	4,210,000
Trian Partners, L.P.	2,725,000
19,457,000
Non-U.S. Equity Hedge – 16.9%
(Cost $7,400,000)
Pelham Long/Short Fund, L.P.	3,343,000
Zebedee Focus Fund Limited	4,001,000
7,344,000
Sector Hedge – 7.7%
(Cost $3,500,000)
Expo Health Sciences Fund, L.P.	3,367,000
U.S. Equity Hedge – 8.6%
(Cost $3,800,000)
Bluefin Investors, L.P.	3,719,000
Total Sub-Funds
(Cost $41,500,000)	$41,290,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 3.8%
Northern Institutional Funds - Diversified Assets Portfolio	1,655,000	$1,655,000
Total Cash Equivalent
(Cost $1,655,000)		$1,655,000
TOTAL INVESTMENTS – 98.7%
(Cost $43,155,000)		$42,945,000
Other Assets less Liabilities – 1.3%		573,000
NET ASSETS – 100.0%		$43,518,000

Percentages shown are based on Net Assets. The classifications shown on the schedule of investments and the table herein are unaudited.

Sub-Fund investments are non-income producing.

At December 31, 2011, the investment strategies for NT Equity Long/Short Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Asia Long/Short Equity	10.2%
Emerging Markets	6.8
Long/Short Equity	44.7
Non-U.S. Equity Hedge	16.9
Sector Hedge	7.7
U.S. Equity Hedge	8.6
Cash Equivalent and Liabilities Less Other Assets	5.1
Total	100.0%

At December 31, 2011, the NT Equity Long/Short Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 9.2%	$4,000,000	$4,001,000
United States – 85.7%	37,500,000	37,289,000
Total		$41,290,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Equity Long/Short Strategies Fund’s investments, which are carried at fair value, as of December 31, 2011. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Asia Long/Short Equity	$-	$4,450	$-	$4,450
Emerging Markets	-	2,953	-	2,953
Long/Short Equity	-	19,457	-	19,457
Non-U.S. Equity Hedge	-	7,344	-	7,344
Sector Hedge	-	3,367	-	3,367
U.S. Equity Hedge	-	3,719	-	3,719
Cash Equivalent	1,655	-	-	1,655
Total	$1,655	$41,290	$-	$42,945

There were no significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The fair value of net transfers between Level 1 and Level 2 were measured using the fair values as of the end of the period.

QUARTERLY REPORT	1	NT EQUITY LONG/SHORT STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Equity Long/Short Strategies Fund

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)

Date:	February 29, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)
Date:	February 29, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	February 29, 2012